Cover	May 12, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40418
Entity Registrant Name	Mountain Crest Acquisition Corp. V
Entity Central Index Key	0001859035
Entity Tax Identification Number	85-2412613
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	311 West 43rd Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(646)
Local Phone Number	493-6558
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	MCAG
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	MCAGR
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	MCAGU
Security Exchange Name	NASDAQ